Leases (Analysis Of Rent Expense) (Details) - USD ($)	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Operating Leased Assets [Line Items]
Total rent expense	$ 194,900,000	$ 185,400,000	$ 161,600,000
Rent expense, discontinued operations	6,200,000	36,200,000	34,600,000
Rent expense, minimum, discontinued operations	5,800,000.0	33,000,000.0	31,800,000
Restaurant minimum rent
Operating Leased Assets [Line Items]
Total rent expense	167,000,000	146,400,000	125,800,000
Restaurant rent averaging expense
Operating Leased Assets [Line Items]
Total rent expense	16,700,000	26,900,000	24,200,000
Restaurant percentage rent
Operating Leased Assets [Line Items]
Total rent expense	7,700,000	6,600,000	6,000,000
Other
Operating Leased Assets [Line Items]
Total rent expense	$ 3,500,000	$ 5,500,000	$ 5,600,000